                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5448
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                         TOTAL RETURN VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

COMPASS [graphic omitted]

                                          PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE ANNUITIES
                                                FOR PERSONAL INVESTMENTS AND
                                                  QUALIFIED RETIREMENT PLANS


QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2007

Total Return Variable Account

                                                                   Issued by
                                 Sun Life Assurance Company of Canada (U.S.)
                                                A Wholly Owned Subsidiary of
                                    Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

Total Return Variable Account

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 59.1%
AEROSPACE - 2.3%
Lockheed Martin Corp.                                                                                   19,720     $    2,139,423
Northrop Grumman Corp.                                                                                   7,180            560,040
Raytheon Co.                                                                                             1,300             82,966
United Technologies Corp.                                                                               13,850          1,114,648
                                                                                                                   --------------
                                                                                                                   $    3,897,077
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                                                              28,916     $      635,215
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.5%
NIKE, Inc., "B"                                                                                         13,060     $      766,100
                                                                                                                   --------------
AUTOMOTIVE - 0.9%
Bayerische Motoren Werke AG                                                                             14,630     $      944,301
Johnson Controls, Inc.                                                                                   5,260            621,259
                                                                                                                   --------------
                                                                                                                   $    1,565,560
                                                                                                                   --------------
BIOTECHNOLOGY - 1.2%
Amgen, Inc. (a)                                                                                         31,380     $    1,775,167
Genzyme Corp. (a)                                                                                        2,950            182,782
                                                                                                                   --------------
                                                                                                                   $    1,957,949
                                                                                                                   --------------
BROADCASTING - 0.8%
Citadel Broadcasting Corp.                                                                                 365     $        1,518
E.W. Scripps Co., "A"                                                                                   21,870            918,540
Viacom, Inc., "B" (a)                                                                                    6,165            240,250
Walt Disney Co.                                                                                          4,580            157,506
WPP Group PLC                                                                                            6,840             92,617
                                                                                                                   --------------
                                                                                                                   $    1,410,431
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.4%
Bear Stearns Cos., Inc.                                                                                  8,080     $      992,305
E*TRADE Financial Corp. (a)                                                                             39,800            519,788
Franklin Resources, Inc.                                                                                 3,610            460,275
Goldman Sachs Group, Inc.                                                                                5,730          1,241,920
Julius Baer Holding Ltd.                                                                                 1,651            123,513
KKR Private Equity Investments LP, IEU (z)                                                               6,600            128,700
Lehman Brothers Holdings, Inc.                                                                           2,950            182,104
Merrill Lynch & Co., Inc.                                                                                2,240            159,667
Morgan Stanley                                                                                           4,540            286,020
                                                                                                                   --------------
                                                                                                                   $    4,094,292
                                                                                                                   --------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                                      8,190     $      329,648
                                                                                                                   --------------
CABLE TV - 0.2%
Time Warner Cable, Inc. (a)                                                                              9,710     $      318,488
                                                                                                                   --------------
CHEMICALS - 0.8%
3M Co.                                                                                                   2,550     $      238,629
Dow Chemical Co.                                                                                         2,790            120,137
PPG Industries, Inc.                                                                                    10,700            808,385
Syngenta AG                                                                                              1,180            254,538
                                                                                                                   --------------
                                                                                                                   $    1,421,689
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.1%
Compuware Corp. (a)                                                                                    112,370     $      901,207
Oracle Corp. (a)                                                                                        43,820            948,703
                                                                                                                   --------------
                                                                                                                   $    1,849,910
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Hewlett-Packard Co.                                                                                     13,220     $      658,224
International Business Machines Corp.                                                                    4,380            515,964
                                                                                                                   --------------
                                                                                                                   $    1,174,188
                                                                                                                   --------------
CONSTRUCTION - 1.5%
D.R. Horton, Inc.                                                                                       56,820     $      727,864
Masco Corp.                                                                                             55,940          1,296,130
Sherwin-Williams Co.                                                                                     2,450            160,990
Toll Brothers, Inc. (a)                                                                                 15,630            312,444
                                                                                                                   --------------
                                                                                                                   $    2,497,428
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.8%
Clorox Co.                                                                                               3,900     $      237,861
Procter & Gamble Co.                                                                                    14,740          1,036,812
                                                                                                                   --------------
                                                                                                                   $    1,274,673
                                                                                                                   --------------
CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)                                                                                12,590     $      521,856
Smurfit-Stone Container Corp. (a)                                                                        5,230             61,086
                                                                                                                   --------------
                                                                                                                   $      582,942
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 1.5%
General Electric Co.                                                                                    22,200     $      919,080
Rockwell Automation, Inc.                                                                                3,140            218,261
Tyco Electronics Ltd.                                                                                   10,090            357,489
Tyco International Ltd. (a)                                                                             10,080            446,947
W.W. Grainger, Inc.                                                                                      5,450            496,986
WESCO International, Inc. (a)                                                                            2,520            108,209
                                                                                                                   --------------
                                                                                                                   $    2,546,972
                                                                                                                   --------------
ELECTRONICS - 0.5%
Intel Corp.                                                                                             31,190     $      806,573
                                                                                                                   --------------
ENERGY - INDEPENDENT - 3.0%
Anadarko Petroleum Corp.                                                                                35,000     $    1,881,250
Apache Corp.                                                                                             7,820            704,269
Devon Energy Corp.                                                                                      21,470          1,786,304
EOG Resources, Inc.                                                                                      2,860            206,864
Sunoco, Inc.                                                                                             1,930            136,605
Talisman Energy, Inc.                                                                                    7,870            155,039
Ultra Petroleum Corp. (a)                                                                                2,490            154,480
                                                                                                                   --------------
                                                                                                                   $    5,024,811
                                                                                                                   --------------
ENERGY - INTEGRATED - 3.5%
Chevron Corp.                                                                                            4,955     $      463,689
ConocoPhillips                                                                                           5,330            467,814
Exxon Mobil Corp.                                                                                       24,202          2,240,137
Hess Corp.                                                                                              15,190          1,010,591
Marathon Oil Corp.                                                                                       5,250            299,355
Royal Dutch Shell PLC, ADR                                                                               2,220            182,440
TOTAL S.A., ADR                                                                                         16,450          1,332,944
                                                                                                                   --------------
                                                                                                                   $    5,996,970
                                                                                                                   --------------
FOOD & BEVERAGES - 1.1%
General Mills, Inc.                                                                                      2,720     $      157,787
Kellogg Co.                                                                                              8,760            490,560
Nestle S.A.                                                                                              1,585            712,405
PepsiCo, Inc.                                                                                            7,860            575,824
                                                                                                                   --------------
                                                                                                                   $    1,936,576
                                                                                                                   --------------
FOOD & DRUG STORES - 0.8%
CVS Caremark Corp.                                                                                      19,794     $      784,436
Kroger Co.                                                                                               4,260            121,495
Safeway, Inc.                                                                                            3,400            112,574
Sally Beauty Holdings, Inc. (a)                                                                         35,840            302,848
                                                                                                                   --------------
                                                                                                                   $    1,321,353
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc.                                                                                           31,610     $      471,621
MeadWestvaco Corp.                                                                                       5,900            174,227
                                                                                                                   --------------
                                                                                                                   $      645,848
                                                                                                                   --------------
GAMING & LODGING - 0.3%
Royal Caribbean Cruises Ltd.                                                                            14,210     $      554,616
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                                            67,350     $    2,176,752
Wal-Mart Stores, Inc.                                                                                    3,990            174,164
                                                                                                                   --------------
                                                                                                                   $    2,350,916
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
UnitedHealth Group, Inc.                                                                                 7,590     $      367,584
WellPoint, Inc. (a)                                                                                      9,820            774,994
                                                                                                                   --------------
                                                                                                                   $    1,142,578
                                                                                                                   --------------
INSURANCE - 5.5%
Aflac, Inc.                                                                                              2,350     $      134,044
Allstate Corp.                                                                                          41,900          2,396,261
Chubb Corp.                                                                                              3,550            190,422
Conseco, Inc. (a)                                                                                       77,460          1,239,360
Genworth Financial, Inc., "A"                                                                           76,120          2,339,168
Hartford Financial Services Group, Inc.                                                                  6,780            627,489
MetLife, Inc.                                                                                           14,470          1,008,993
Principal Financial Group, Inc.                                                                          1,630            102,837
Prudential Financial, Inc.                                                                               2,620            255,660
Travelers Cos., Inc.                                                                                    20,070          1,010,324
                                                                                                                   --------------
                                                                                                                   $    9,304,558
                                                                                                                   --------------
LEISURE & TOYS - 0.4%
Polaris Industries, Inc.                                                                                14,070     $      613,733
                                                                                                                   --------------
MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                              4,420     $      656,016
Eaton Corp.                                                                                                760             75,270
Timken Co.                                                                                               7,800            289,770
                                                                                                                   --------------
                                                                                                                   $    1,021,056
                                                                                                                   --------------
MAJOR BANKS - 5.3%
Bank of America Corp.                                                                                   58,718     $    2,951,754
Bank of New York Mellon Corp.                                                                           52,902          2,335,094
JPMorgan Chase & Co.                                                                                    38,592          1,768,285
PNC Financial Services Group, Inc.                                                                       9,920            675,552
State Street Corp.                                                                                       6,710            457,354
SunTrust Banks, Inc.                                                                                    11,010            833,127
                                                                                                                   --------------
                                                                                                                   $    9,021,166
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Omnicare, Inc.                                                                                           6,540     $      216,670
Tenet Healthcare Corp. (a)                                                                             107,330            360,629
                                                                                                                   --------------
                                                                                                                   $      577,299
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.1%
Boston Scientific Corp. (a)                                                                            100,500     $    1,401,975
Cooper Cos., Inc.                                                                                       15,910            834,002
Covidien Ltd.                                                                                           10,080            418,320
Pall Corp.                                                                                              23,220            903,258
                                                                                                                   --------------
                                                                                                                   $    3,557,555
                                                                                                                   --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                         4,490     $      160,717
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                                            1,720     $       90,352
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                                     31,860     $    1,085,152
                                                                                                                   --------------
NETWORK & TELECOM - 1.3%
Motorola, Inc.                                                                                          48,230     $      893,702
Nortel Networks Corp. (a)                                                                               77,397          1,314,201
                                                                                                                   --------------
                                                                                                                   $    2,207,903
                                                                                                                   --------------
OIL SERVICES - 0.7%
GlobalSantaFe Corp.                                                                                      4,880     $      370,978
Halliburton Co.                                                                                          3,710            142,464
Noble Corp.                                                                                             12,940            634,707
                                                                                                                   --------------
                                                                                                                   $    1,148,149
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.1%
American Express Co.                                                                                    11,060     $      656,632
Citigroup, Inc.                                                                                         40,146          1,873,614
Countrywide Financial Corp.                                                                             33,260            632,273
Fannie Mae                                                                                              17,330          1,053,837
Freddie Mac                                                                                             13,320            786,013
New York Community Bancorp, Inc.                                                                        54,790          1,043,750
UBS AG                                                                                                  11,221            603,674
UBS AG                                                                                                   6,020            320,565
                                                                                                                   --------------
                                                                                                                   $    6,970,358
                                                                                                                   --------------
PHARMACEUTICALS - 3.1%
Abbott Laboratories                                                                                      3,040     $      163,005
Eli Lilly & Co.                                                                                          4,730            269,279
GlaxoSmithKline PLC                                                                                      6,720            178,274
GlaxoSmithKline PLC, ADR                                                                                 3,030            161,196
Johnson & Johnson                                                                                       20,360          1,337,652
Merck & Co., Inc.                                                                                       14,700            759,843
Pfizer, Inc.                                                                                             6,750            164,903
Warner Chilcott Ltd., "A" (a)                                                                           24,030            427,013
Wyeth                                                                                                   41,210          1,835,906
                                                                                                                   --------------
                                                                                                                   $    5,297,071
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.6%
New York Times Co., "A"                                                                                 52,390     $    1,035,226
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                       5,230     $      424,519
Norfolk Southern Corp.                                                                                   3,840            199,334
                                                                                                                   --------------
                                                                                                                   $      623,853
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc.                                                                           5,520     $      539,635
Praxair, Inc.                                                                                            2,380            199,349
                                                                                                                   --------------
                                                                                                                   $      738,984
                                                                                                                   --------------
SPECIALTY STORES - 0.5%
Advance Auto Parts, Inc.                                                                                 1,870     $       62,757
Lowe's Cos., Inc.                                                                                        2,100             58,842
OfficeMax, Inc.                                                                                         10,900            373,543
Staples, Inc.                                                                                           13,460            289,255
                                                                                                                   --------------
                                                                                                                   $      784,397
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                                     16,790     $      319,010
Vodafone Group PLC, ADR                                                                                  9,329            338,643
                                                                                                                   --------------
                                                                                                                   $      657,653
                                                                                                                   --------------
TELEPHONE SERVICES - 2.2%
AT&T, Inc.                                                                                              21,974     $      929,720
Embarq Corp.                                                                                             9,940            552,664
Qwest Communications International, Inc. (a)                                                            50,210            459,924
TELUS Corp.                                                                                              2,990            173,015
TELUS Corp. (non-voting shares)                                                                          1,320             74,389
Verizon Communications, Inc.                                                                            36,150          1,600,722
                                                                                                                   --------------
                                                                                                                   $    3,790,434
                                                                                                                   --------------
TOBACCO - 1.1%
Altria Group, Inc.                                                                                      27,690     $    1,925,286
                                                                                                                   --------------
TRUCKING - 0.1%
United Parcel Service, Inc., "B"                                                                         2,880     $      216,288
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.9%
American Electric Power Co., Inc.                                                                        3,600     $      165,888
Dominion Resources, Inc.                                                                                 4,442            374,461
DPL, Inc.                                                                                                7,930            208,242
Entergy Corp.                                                                                            2,190            237,155
FPL Group, Inc.                                                                                         12,890            784,743
Integrys Energy Group, Inc.                                                                              2,740            140,370
NRG Energy, Inc. (a)                                                                                     7,510            317,598
PG&E Corp.                                                                                               6,950            332,210
PPL Corp.                                                                                                2,130             98,619
Public Service Enterprise Group, Inc.                                                                    5,340            469,867
                                                                                                                   --------------
                                                                                                                   $    3,129,153
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $  100,059,146
                                                                                                                   --------------
BONDS - 39.9%
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                   $        45,000     $       62,285
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 4.7%
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.182%, 2047                             $       100,000     $       98,833
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.182%, 2047                                     102,153             99,246
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                           200,000            192,364
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049                                           161,384            159,173
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.305%, 2040 (z)                                 250,000            249,999
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                    82,288             80,408
BlackRock Capital Finance LP, 7.75%, 2026 (n)                                                           35,457             34,295
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                                47,286             47,856
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                      219,581            214,258
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                        200,000            198,093
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.339%, 2044                                   200,000            199,471
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                                31,028             30,765
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                                90,000             88,769
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                  128,277            125,645
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                               220,000            212,727
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                                 59,836             59,836
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                  5,614              5,604
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                             14,406             14,176
GE Commercial Mortgage Corp., FRN, 5.518%, 2044                                                        130,000            127,221
GMAC Mortgage Corp. Loan Trust, FRN, 5.874%, 2036                                                      115,000            110,367
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                               107,385            105,812
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                           60,728             60,309
Greenwich Capital Commercial Funding Corp., FRN, 6.11%, 2038                                           100,000            101,563
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                       152,000            143,268
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                                      210,000            209,963
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                       106,496            103,852
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                      170,000            164,877
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041                                  39,903             39,536
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.472%, 2043                                 200,000            198,557
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                                 210,000            209,256
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                 200,000            201,249
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045                                 210,000            215,927
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                 197,476            191,353
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                          56,518             55,066
LB-UBS Commercial Mortgage Trust, 5.455%, 2040                                                         279,000            271,189
Merrill Lynch Mortgage Trust, FRN, 5.842%, 2039                                                        197,000            197,067
Merrill Lynch Mortgage Trust, FRN, 5.264%, 2044                                                         88,000             86,110
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                 220,000            210,978
Morgan Stanley Capital I, Inc., 5.16%, 2042                                                             48,533             47,367
Morgan Stanley Capital I, Inc., FRN, 0.716%, 2030 (i)(n)                                             6,781,768             63,489
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                      31,549             31,738
Nomura Asset Securities Corp., FRN, 9.953%, 2027 (z)                                                   214,329            237,500
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                                 70,200             69,412
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034                                             92,000             90,641
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                        129,000            123,288
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                             180,721            170,699
Structured Asset Securities Corp., FRN, 4.67%, 2035                                                    207,866            206,550
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                                  240,000            231,553
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                              50,000             47,969
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                             185,000            180,299
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                             200,000            195,537
Wachovia Bank Commercial Mortgage Trust, FRN, 5.274%, 2044                                             130,000            126,774
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                             149,000            146,017
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                             189,000            185,493
Wachovia Bank Commercial Mortgage Trust, FRN, 6.163%, 2045                                             140,000            142,638
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045                                             150,000            149,995
Wachovia Bank Commercial Mortgage Trust, FRN, 5.651%, 2048                                             200,000            197,124
Wachovia Bank Commercial Mortgage Trust, FRN, 5.239%, 2048                                             220,000            212,891
                                                                                                                   --------------
                                                                                                                   $    7,972,012
                                                                                                                   --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                             $       136,000     $      133,947
                                                                                                                   --------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                        $       137,000     $      142,147
News America Holdings, 8.5%, 2025                                                                       99,000            116,454
News America, Inc., 6.2%, 2034                                                                          42,000             39,543
                                                                                                                   --------------
                                                                                                                   $      298,144
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017                                                        $       176,000     $      170,764
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                             170,000            172,284
Merrill Lynch & Co., Inc., 6.05%, 2016                                                                 200,000            199,718
Merrill Lynch & Co., Inc., 6.11%, 2037                                                                 130,000            122,357
Morgan Stanley, 5.75%, 2016                                                                            100,000             98,647
Morgan Stanley Group, Inc., 6.75%, 2011                                                                156,000            163,040
                                                                                                                   --------------
                                                                                                                   $      926,810
                                                                                                                   --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                                 $       208,000     $      216,265
                                                                                                                   --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                                $       135,000     $      134,097
Xerox Corp., 5.5%, 2012                                                                                 80,000             79,235
Xerox Corp., 6.4%, 2016                                                                                 40,000             40,495
                                                                                                                   --------------
                                                                                                                   $      253,827
                                                                                                                   --------------
CABLE TV - 0.2%
Cox Communications, Inc., 4.625%, 2013                                                         $       159,000     $      149,981
Time Warner Entertainment Co. LP, 8.375%, 2033                                                         110,000            128,987
                                                                                                                   --------------
                                                                                                                   $      278,968
                                                                                                                   --------------
CONGLOMERATES - 0.2%
Kennametal, Inc., 7.2%, 2012                                                                   $       211,000     $      223,242
Tyco Electronics Ltd., 6.55%, 2017 (z)                                                                  78,000             78,974
                                                                                                                   --------------
                                                                                                                   $      302,216
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                             $       158,000     $      156,640
Western Union Co., 5.4%, 2011                                                                          210,000            209,603
                                                                                                                   --------------
                                                                                                                   $      366,243
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                     $       103,000     $       98,166
                                                                                                                   --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust, 8.625%, 2022                                               $        39,000     $       48,104
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.1%
State of Israel, 4.625%, 2013                                                                  $       112,000     $      107,787
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                          $        60,000     $       59,425
Nexen, Inc., 5.875%, 2035                                                                              100,000             91,590
Ocean Energy, Inc., 7.25%, 2011                                                                        165,000            175,958
XTO Energy, Inc., 5.65%, 2016                                                                          190,000            185,747
                                                                                                                   --------------
                                                                                                                   $      512,720
                                                                                                                   --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                  $       137,000     $      137,517
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 0.6%
American Express Co., 5.5%, 2016                                                               $       200,000     $      192,909
Capital One Financial Co., 6.15%, 2016                                                                 130,000            126,816
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                        170,000            154,823
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                              10,000              8,252
Countrywide Financial Corp., 6.25%, 2016                                                               171,000            154,749
General Electric Capital Corp., 5.375%, 2016                                                            60,000             58,748
HSBC Finance Corp., 5.25%, 2011                                                                        145,000            144,477
ORIX Corp., 5.48%, 2011                                                                                210,000            205,908
                                                                                                                   --------------
                                                                                                                   $    1,046,682
                                                                                                                   --------------
FOOD & BEVERAGES - 0.3%
Diageo Finance B.V., 5.5%, 2013                                                                $       230,000     $      228,170
Miller Brewing Co., 5.5%, 2013 (n)                                                                     276,000            270,516
                                                                                                                   --------------
                                                                                                                   $      498,686
                                                                                                                   --------------
FOOD & DRUG STORES - 0.1%
CVS Caremark Corp., 6.125%, 2016                                                               $       110,000     $      109,953
CVS Caremark Corp., 5.75%, 2017                                                                         70,000             68,324
                                                                                                                   --------------
                                                                                                                   $      178,277
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                 $        69,000     $       62,206
                                                                                                                   --------------
GAMING & LODGING - 0.2%
Marriott International, Inc., 6.375%, 2017                                                     $       230,000     $      230,554
Wyndham Worldwide Corp., 6%, 2016                                                                      100,000             96,846
                                                                                                                   --------------
                                                                                                                   $      327,400
                                                                                                                   --------------
INSURANCE - 0.3%
American International Group, Inc., 6.25%, 2037                                                $       100,000     $       94,146
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                            223,000            210,699
MetLife, Inc., 6.5%, 2032                                                                               48,000             49,840
MetLife, Inc., 6.4%, 2036                                                                              120,000            114,102
                                                                                                                   --------------
                                                                                                                   $      468,787
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
Allstate Corp., 6.125%, 2032                                                                   $       185,000     $      180,769
Chubb Corp., 6.375% to 2017, FRN to 2037                                                               200,000            198,820
Fund American Cos., Inc., 5.875%, 2013                                                                 117,000            115,357
                                                                                                                   --------------
                                                                                                                   $      494,946
                                                                                                                   --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.3%
Hydro-Quebec, 6.3%, 2011                                                                       $       262,000     $      274,969
Province of Ontario, 5%, 2011                                                                          200,000            202,203
                                                                                                                   --------------
                                                                                                                   $      477,172
                                                                                                                   --------------
MACHINERY & TOOLS - 0.1%
Atlas Copco AB, 5.6%, 2017 (z)                                                                 $       160,000     $      157,894
                                                                                                                   --------------
MAJOR BANKS - 1.0%
Bank of America Corp., 5.3%, 2017                                                              $       250,000     $      242,502
Bank of America Corp., 5.49%, 2019                                                                     100,000             95,903
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                            100,000             99,462
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)                                              170,000            182,415
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                                100,000             96,207
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                               200,000            190,113
PNC Funding Corp., 5.625%, 2017                                                                         90,000             87,962
Royal Bank of Scotland Group PLC, 6.99%, 2049 (z)                                                      100,000            101,871
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                     208,000            227,322
Wachovia Corp., 5.25%, 2014                                                                             81,000             79,384
Wells Fargo National Bank, 4.75%, 2015                                                                 315,000            299,141
                                                                                                                   --------------
                                                                                                                   $    1,702,282
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                         $       136,000     $      137,116
Cardinal Health, Inc., 5.8%, 2016 (z)                                                                   75,000             73,834
HCA, Inc., 8.75%, 2010                                                                                  40,000             40,500
Hospira, Inc., 5.55%, 2012                                                                              50,000             49,941
Hospira, Inc., 6.05%, 2017                                                                             174,000            171,170
McKesson Corp., 5.7%, 2017                                                                             100,000             97,650
                                                                                                                   --------------
                                                                                                                   $      570,211
                                                                                                                   --------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                                $       150,000     $      151,680
                                                                                                                   --------------
MORTGAGE BACKED - 15.2%
Fannie Mae, 4.01%, 2013                                                                        $        18,771     $       17,730
Fannie Mae, 4.518%, 2014                                                                               141,325            135,518
Fannie Mae, 4.63%, 2014                                                                                 46,482             44,708
Fannie Mae, 4.846%, 2014                                                                                68,756             66,857
Fannie Mae, 4.56%, 2015                                                                                 38,620             37,031
Fannie Mae, 4.78%, 2015                                                                                 38,811             37,622
Fannie Mae, 4.925%, 2015                                                                               262,017            254,614
Fannie Mae, 5.09%, 2016                                                                                 40,000             39,301
Fannie Mae, 5.5%, 2016 - 2036                                                                        8,174,727          8,043,385
Fannie Mae, 4.996%, 2017                                                                                88,273             86,094
Fannie Mae, 5.05%, 2017                                                                                 39,000             38,196
Fannie Mae, 6%, 2017 - 2037                                                                          3,818,507          3,839,151
Fannie Mae, 4.5%, 2018 - 2035                                                                          898,181            856,518
Fannie Mae, 5%, 2018 - 2036                                                                          2,858,234          2,763,995
Fannie Mae, 6.5%, 2031 - 2037                                                                        1,248,479          1,275,177
Fannie Mae, 7.5%, 2031                                                                                  22,179             23,194
Fannie Mae, 5.94%, 2035                                                                                 35,374             35,539
Freddie Mac, 6%, 2016 - 2037                                                                         2,028,234          2,038,479
Freddie Mac, 5%, 2017 - 2035                                                                         2,095,638          2,013,704
Freddie Mac, 4.5%, 2018 - 2035                                                                         731,375            700,525
Freddie Mac, 5.5%, 2020 - 2035                                                                       1,558,412          1,534,456
Freddie Mac, 6.5%, 2034 - 2037                                                                         412,883            420,909
Ginnie Mae, 4.5%, 2033 - 2034                                                                          143,769            134,688
Ginnie Mae, 5%, 2033 - 2034                                                                            152,201            147,143
Ginnie Mae, 5.5%, 2033 - 2035                                                                          621,145            613,271
Ginnie Mae, 6%, 2033 - 2035                                                                            443,697            447,010
Ginnie Mae, 6.5%, 2035 - 2036                                                                           77,731             79,361
                                                                                                                   --------------
                                                                                                                   $   25,724,176
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.3%
CenterPoint Energy Resources Corp., 7.875%, 2013                                               $       112,000     $      122,367
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                          165,000            171,759
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                          46,000             43,750
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                           71,000             78,346
Spectra Energy Capital LLC, 8%, 2019                                                                    53,000             58,847
                                                                                                                   --------------
                                                                                                                   $      475,069
                                                                                                                   --------------
NETWORK & TELECOM - 0.7%
AT&T, Inc., 6.5%, 2037                                                                         $       139,000     $      143,322
BellSouth Corp., 6.55%, 2034                                                                           146,000            148,994
Deutsche Telekom International Finance B.V., 5.75%, 2016                                               176,000            173,921
Telecom Italia Capital, 5.25%, 2013                                                                     60,000             58,230
Telefonica Emisiones S.A.U., 7.045%, 2036                                                              110,000            117,170
Telefonica Europe B.V., 7.75%, 2010                                                                     50,000             53,390
TELUS Corp., 8%, 2011                                                                                  180,000            194,799
Verizon New York, Inc., 6.875%, 2012                                                                   286,000            301,274
                                                                                                                   --------------
                                                                                                                   $    1,191,100
                                                                                                                   --------------
OIL SERVICES - 0.0%
Weatherford International, Inc., 6.35%, 2017 (z)                                               $        40,000     $       40,690
                                                                                                                   --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                              $       111,000     $      116,965
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.7%
Citigroup, Inc., 6%, 2017                                                                      $        90,000     $       92,090
Credit Suisse (USA), Inc., 4.125%, 2010                                                                171,000            167,979
Credit Suisse (USA), Inc., 4.875%, 2010                                                                121,000            120,832
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                       190,000            178,116
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                         100,000             92,092
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                             190,000            187,061
UFJ Finance Aruba AEC, 6.75%, 2013                                                                     145,000            150,076
Woori Bank, 6.125% to 2011, FRN to 2016(n)                                                             220,000            219,902
                                                                                                                   --------------
                                                                                                                   $    1,208,148
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                    $       160,000     $      158,099
                                                                                                                   --------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                                           $       134,000     $      141,827
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017                                                $        61,000     $       59,761
CSX Corp., 6.75%, 2011                                                                                  35,000             36,356
CSX Corp., 7.9%, 2017                                                                                  120,000            134,929
Union Pacific Corp., 6.125%, 2012                                                                       50,000             51,229
                                                                                                                   --------------
                                                                                                                   $      282,275
                                                                                                                   --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015                                                        $        42,000     $       39,137
ERP Operating LP, REIT, 5.75%, 2017                                                                    180,000            172,001
HRPT Properties Trust, REIT, 6.25%, 2016                                                               180,000            173,955
Kimco Realty Corp., REIT, 5.783%, 2016                                                                 100,000             97,556
ProLogis, REIT, 5.75%, 2016                                                                            179,000            172,586
Simon Property Group LP, REIT, 5.1%, 2015                                                              193,000            181,380
                                                                                                                   --------------
                                                                                                                   $      836,615
                                                                                                                   --------------
RETAILERS - 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012                                                   $        40,000     $       39,225
Home Depot, Inc., 5.875%, 2036                                                                         110,000             93,957
Limited Brands, Inc., 5.25%, 2014                                                                      132,000            121,555
Wal-Mart Stores, Inc., 5.25%, 2035                                                                     194,000            170,134
                                                                                                                   --------------
                                                                                                                   $      424,871
                                                                                                                   --------------
SUPERMARKETS - 0.0%
Kroger Co., 6.4%, 2017                                                                         $        30,000     $       30,590
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Cingular Wireless LLC, 6.5%, 2011                                                              $        35,000     $       36,537
Nextel Communications, Inc., 5.95%, 2014                                                               180,000            171,848
Vodafone Group PLC, 5.625%, 2017                                                                       182,000            176,897
                                                                                                                   --------------
                                                                                                                   $      385,282
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 1.9%
Aid-Egypt, 4.45%, 2015                                                                         $       152,000     $      147,440
Fannie Mae, 6.625%, 2009 - 2010                                                                      1,188,000          1,256,623
Fannie Mae, 6%, 2011                                                                                   165,000            173,245
Federal Home Loan Bank, 3.9%, 2008                                                                      40,000             39,837
Freddie Mac, 5.5%, 2017                                                                                700,000            727,565
Small Business Administration, 4.35%, 2023                                                              35,986             34,463
Small Business Administration, 4.77%, 2024                                                              94,778             92,820
Small Business Administration, 4.99%, 2024                                                             125,837            124,415
Small Business Administration, 5.18%, 2024                                                             156,603            156,792
Small Business Administration, 5.52%, 2024                                                             225,763            228,618
Small Business Administration, 4.95%, 2025                                                              96,213             93,552
Small Business Administration, 5.09%, 2025                                                             125,411            124,382
Small Business Administration, 5.39%, 2025                                                              95,746             96,347
                                                                                                                   --------------
                                                                                                                   $    3,296,099
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 7.8%
U.S. Treasury Bonds, 8%, 2021                                                                  $        37,000     $       48,800
U.S. Treasury Bonds, 6.25%, 2023                                                                       211,000            242,403
U.S. Treasury Bonds, 6%, 2026                                                                           15,000             16,988
U.S. Treasury Bonds, 6.75%, 2026                                                                       341,000            418,151
U.S. Treasury Bonds, 5.375%, 2031                                                                    1,707,000          1,827,291
U.S. Treasury Bonds, 4.5%, 2036                                                                        175,000            165,908
U.S. Treasury Notes, 5.625%, 2008                                                                    1,010,000          1,018,995
U.S. Treasury Notes, 3.125%, 2008                                                                    2,315,000          2,293,839
U.S. Treasury Notes, 4.75%, 2008                                                                        46,000             46,381
U.S. Treasury Notes, 4.5%, 2009                                                                      2,916,000          2,938,552
U.S. Treasury Notes, 4%, 2009                                                                           23,000             23,013
U.S. Treasury Notes, 4.875%, 2009                                                                    1,553,000          1,577,994
U.S. Treasury Notes, 6.5%, 2010                                                                        128,000            135,190
U.S. Treasury Notes, 5.125%, 2011                                                                      180,000            186,258
U.S. Treasury Notes, 10.375%, 2012                                                                     140,000            141,083
U.S. Treasury Notes, 3.875%, 2013                                                                      199,000            195,688
U.S. Treasury Notes, 4.25%, 2013                                                                       250,000            249,277
U.S. Treasury Notes, 4.75%, 2014                                                                       150,000            153,375
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                                 828,276            867,425
U.S. Treasury Notes, TIPS, 2%, 2014                                                                    736,146            725,564
                                                                                                                   --------------
                                                                                                                   $   13,272,175
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.3%
Bruce Mansfield Unit, 6.85%, 2034                                                              $       210,000     $      213,150
Dominion Resources, Inc., 5.15%, 2015                                                                  141,000            134,049
Enel Finance International, 6.25%, 2017 (z)                                                            170,000            170,629
Exelon Generation Co. LLC, 6.95%, 2011                                                                 232,000            242,964
Exelon Generation Co. LLC, 6.2%, 2017                                                                   80,000             80,064
FirstEnergy Corp., 6.45%, 2011                                                                         209,000            216,078
MidAmerican Energy Holdings Co., 3.5%, 2008                                                            118,000            116,646
MidAmerican Energy Holdings Co., 5.875%, 2012                                                           61,000             61,942
MidAmerican Funding LLC, 6.927%, 2029                                                                  154,000            167,353
Oncor Electric Delivery Co., 7%, 2022                                                                  152,000            154,980
Pacific Gas & Electric Co., 4.8%, 2014                                                                  45,000             42,897
Pacific Gas & Electric Co., 5.8%, 2037                                                                  50,000             47,255
PSEG Power LLC, 6.95%, 2012                                                                             71,000             74,886
PSEG Power LLC, 5.5%, 2015                                                                              90,000             87,240
System Energy Resources, Inc., 5.129%, 2014 (n)                                                         85,401             85,137
Waterford 3 Funding Corp., 8.09%, 2017                                                                 326,415            328,249
                                                                                                                   --------------
                                                                                                                   $    2,223,519
                                                                                                                   --------------
   TOTAL BONDS                                                                                                     $   67,658,734
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.4%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                      $       651,000     $      651,000
                                                                                                                   --------------
   TOTAL INVESTMENTS(k)                                                                                            $  168,368,880
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                   1,071,549
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  169,440,429
                                                                                                                   --------------

(a) Non-income producing security.
(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the variable account held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $68,309,734 and 40.57% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,621,669, representing 0.96% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

                                                                     ACQUISITION        ACQUISITION       CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                    DATE              COST         MARKET VALUE   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017                                              5/15/07           $159,928     $  157,894
BNP Paribas, 7.195% to 2037, FRN to 2049                                6/18/07            100,000         99,462
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.305%, 2040      3/01/06            250,000        249,999
Capmark Financial Group, Inc., 5.875%, 2012                             5/03/07            169,927        154,823
Cardinal Health, Inc., 5.8%, 2016                                       7/10/07             72,428         73,834
Enel Finance International, 6.25%, 2017                                 9/13/07            169,679        170,629
KKR Private Equity Investments LP, IEU                                  5/03/06            165,000        128,700
Nomura Asset Securities Corp., FRN, 9.953%, 2027                        7/16/07            235,971        237,500
Royal Bank of Scotland Group PLC, 6.99%, 2049                           9/26/07            100,000        101,871
Spirit Master Funding LLC, 5.05%, 2023                                 10/04/05            178,392        170,699
Tyco Electronics Ltd., 6.55%, 2017                                      9/20/07             77,739         78,974
Weatherford International, Inc., 6.35%, 2017                            6/14/07             39,968         40,690
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $1,665,075        1.0%
                                                                                                       =====================

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
CDO    Collateralized Debt Obligation
FRN    Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
IEU    International Equity Unit
REIT   Real Estate Investment Trust
TIPS   Treasury Inflation Protected Security

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.